Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the accompanying unaudited condensed consolidated financial statements are summarized below. All amounts, except for share, per share data or otherwise noted, are rounded to the nearest thousand. The unaudited interim financial information should be read in conjunction with the audited financial statements and the notes thereto, included in the registration statements for the fiscal years ended December 31, 2023 and 2024.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair statement of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group’s consolidated financial statements for the year ended December 31, 2024. The results of operations for the six months ended June 30, 2025 are not necessarily indicative of the results for the full year.

Principles of consolidation
(b)	Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Group have been eliminated upon consolidation. All intercompany transactions and balances among the Group have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to revenue recognition, allowance for credit losses, useful lives and impairment of long-lived assets, accounting for deferred income taxes and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

Convenience translation
(d)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the rate of US$1.00 = RMB7.1636, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

Accounts receivable, net
(e)	Accounts receivable, net

Accounts receivable, net are stated at their net estimated realizable value. Accounts receivable is recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The allowance for credit losses as of December 31, 2024 and June 30, 2025 was RMB1,996 and RMB2,585, respectively.

Long-term investments
(f)	Long-term investment

The Group’s equity investments without readily determinable fair values, which do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”), and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU 2016-01 (the “Measurement Alternative”).

Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of operations and comprehensive income. The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive income, if any.

In June 2025, the Group entered into an agreement with Mimus Technology (Hangzhou) Co., Ltd (“Mimus Technology”) to acquired 2.5% equity interest in Mimus Technology for a total consideration of RMB5,000. As of June 30, 2025, the Group had made an initial payment of RMB2,500, and the remaining RMB2,500 was paid following the completion of the relevant registration formalities in September 2025, upon which the Group obtained the 2.5% equity interest in Mimus Technology. As the acquisition was completed in September 2025, the initial payment of RMB2,500 is recorded as “other non-current assets” in the Group’s unaudited condensed consolidated balance sheet as of June 30, 2025.

Impairment of long-lived assets
(g)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of December 31, 2024 and June 30, 2025.

Revenue recognition
(h)	Revenue recognition

The Group’s revenues are mainly generated from Out-of-Home Advertising and Local Life services.

The Group recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by value added tax (“VAT”). To achieve the core principle of this standard, the Group applies the following five steps:

1.	Identification of the contract, or contracts, with the customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Each of significant performance obligations and the application of ASC 606 to the Group’s revenue arrangements are discussed in further detail below.

Out-of-Home Advertising

The Group primarily generates revenues from providing Out-of-Home Advertising (i.e. advertising promotion) by displaying advertisements in its own community access control devices (“Channel One”) or via other channels provided by subcontractors (“Channel Two”). The arrangements might include advertising only on Channel One, or on both. The customers can benefit from advertising promotion provided through each channel promised in the contract on their own. Besides, the Group’s promise to perform services through each channel is separately identifiable from other promises in the contract. Therefore, Channel One and Channel Two are considered distinct and should be regarded as two performance obligations. The Group generates revenues by rendering advertising promotion services according to the specific advertising location, time and media agreed in the advertising release plan. The customer can simultaneously receive and consume the benefits provided by the Group during the scheduled period. Therefore, the Group recognizes revenue generated from Out-of-Home Advertising service over a period in time. The Group uses a time-elapsed basis ratably over the period from the beginning to the end of the advertising schedule, to measure progress as the fees are fixed for each advertising schedule and the advertisements are displayed evenly throughout the advertising schedule. The Group applies the expected cost plus a margin approach to estimate the standalone selling price for each performance obligation as there is no directly observable standalone selling price or similar market selling price. No significant returns, refund and other similar obligations during each reporting period.

For the six months ended June 30, 2024 and 2025, the revenue generated from Channel One amounted to RMB 86,710 and RMB12,023, respectively. For the six months ended June 30, 2024 and 2025, the revenue generated from Channel Two amounted to RMB215,666 and RMB344,870, respectively.

The Group considers itself the principal for transactions and recognizes revenues on a gross basis due to the Group’s: i) direct engagement with the customer and having sole responsibility for fulfilling the promises to provide advertising promotion, as well as its ability to subcontract based on its arrangements with or display effect requirement of the customers; ii) control of establishing the transaction price, irrespective of subcontracting costs; iii) being liable for the actions of the subcontractors for unsatisfied deliverables, including services performed by subcontractors; and iv) payment being paid to subcontractors regardless of receipt from customers.

Local Life-Retail Sales

Local Life-Retail Sales include sales of 1) Right to hotel service and 2) diversified products such as alcohol, sugar, eggs, meat, fruits, vegetables, and so on.

Sales of vouchers of hotel service

The Group sells vouchers of hotel service the Group owns. Such business has only one performance obligation, which is to transfer control of the vouchers of hotel service to the customer. The price for each voucher is fixed. The hotel vouchers are non-refundable once the order has been confirmed. The Group recognizes revenue from sales of vouchers of hotel service at a point in time when an order is confirmed and the vouchers have been transferred to the customer.

No significant returns, refund and other similar obligations during each reporting period.

The Group acts as a principal for sales of vouchers of hotel service, which is because, i) The Group is primarily responsible to ensure that the end users of the customer can use vouchers and enjoy corresponding services unobstructed; ii) The Group bears inventory risk of the vouchers and the Group can direct the use of vouchers before transferring it to the customer. Before sales of the vouchers, the Group enters into purchase agreements with suppliers of providing the underlying hotel service, which defined a minimum quantity of vouchers the Group is required to purchase and the Group faces penalty for not meeting the minimum required purchase quantity. Any losses resulted from expired vouchers are borne by the Group as well; iii) The Group has the discretion in setting up the price of the vouchers.

Sales of hotel room

The Group enters into buyout or pre-control agreements with hotels to obtain the right to use rooms for specific periods, which are then sold to end customers through its own platform or other partner channels. This business involves one performance obligation, which is to transfer control of the booked room to the customer and ensure their smooth check-in after order payment is completed.

The price of each booking is determined based on market supply and demand as well as dynamic pricing models. Once a customer places an order and completes payment, the transaction price becomes fixed and non-refundable (except in special circumstances). Therefore, during each reporting period, there are generally no significant returns, refunds, or similar obligations, and accordingly, the transaction price does not include material variable consideration.

The Group acts as the principal in the sale of hotel block rooms, bearing the responsibility for ensuring customers’ successful check-in, and holds the pricing authority as well as inventory risk related to the rooms. Revenue is recognized at the point in time when the customer completes the check-in process, at which point the full revenue from the sale of hotel block rooms is recognized.

The Group has discretion in setting the prices of the block room products.

Sales of diversified products

There is only one performance obligation which is to provide customers with the specific products explicitly stated in a sales contract at a fixed price. The Group recognizes revenue at a point in time when the control of the products is transferred to the customer upon the customer’s acceptance of products. The Group only provides assurance warranty for return and exchange for goods with quality issue within 7 days after the customer receives the goods and such promise is within the general requirement of the industry and cannot be purchased separately. No significant returns, refund and other similar obligations during each reporting period.

The Group determines whether it acts as principal or agent for sales of products on a case-by-case basis.

The Group acts as agent when the Group does not obtain control of the products at any time during the sales of the products.

The Group acts as principal for transactions and recognizes revenues on a gross basis when i) The Group is primarily responsible for ensuring the products that meet agreed-upon requirements; ii) The Group bears inventory risk, because the Group can direct the use of products before transferring it to the customer. Before sales of products, the Group enters into purchase agreements with suppliers of the products, which the Group undertook purchase obligations to certain quantity of products and faced penalty for not meeting the minimum quantity. Also, the Group is responsible for any damages during transit and decline in value; iii) The Group has the discretion in setting up the price, instead of accepting a fixed percentage of transaction amount imposed by the supplier.

For the six months ended June 30, 2024 and 2025, the gross revenue from product sales amounted to RMB145,251 and RMB56,640, respectively. For the six months ended June 30, 2024 and 2025, revenues generated from sales of products on net basis were RMB123 and nil, respectively.

Local Life-E-commerce promotion services

The Group also generates revenues by providing e-commerce promotion service to merchants through different channels operated by the Group, such as (1) WeChat mini programs operated by Henduoka and (2) self-owned official accounts on the third party’s platforms like WeChat or TikTok. For this type of service, the Group only identifies one performance obligation, which is to assist merchants to promote the sales of vouchers through e-commerce platforms, as services provided within each contract are considered a series of distinct goods that are substantially the same and that have the same pattern of transfer to customers. The Group adopts the practical expedient that allows it to recognize revenue in the amount to which the Group has a right to invoice the customer, as that amount corresponds directly with the value to the customer of the Group’s performance completed to date. No significant returns, refund and other similar obligations during each reporting period.

The Group considers itself the agent as (i) the inventory risk is controlled by the merchant, and (ii) the pricing right of the vouchers sold is controlled by the merchant. Therefore, such revenues are reported on a net basis, which are recognized based on a pre-determined percentage of the selling price for the merchandise purchased using redeemed vouchers (the fees earned from the merchant).

Others

The Group also provides other services including tourism service, software development, devices sales, advertisement design and production, operation service for the merchants’ online account and so on. The Group mainly recognizes the revenue at the fixed price at the time when the performance obligation is satisfied.

	For the six months ended June 30,
	2024	2025
	RMB	RMB
	(Unaudited)
Revenue type:
Out of Home Advertising	302,376	356,893
Local Life - Retail Sales	145,374	56,640
Local Life (non-retail)	127	22
Others	962	367
Total	448,839	413,922

Contract balances

Timing of revenue recognition may differ from the timing of invoicing the customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. The Group has no contract assets as of December 31, 2024 and June 30, 2025.

Contract liabilities represent the obligation to transfer goods or services to customers for which consideration has already been received. Contract liabilities of the Group mainly consist of advance payments from customers related to advertising services.

As of December 31, 2024 and June 30, 2025, the Group recorded contract liabilities of RMB940 and RMB1,474, respectively, relating to such customer prepayments. These balances are expected to be recognized as revenue within the next 12 months.

Contract liabilities of RMB3,734 and RMB467 as of December 31, 2023 and 2024 were recognized as revenues in the six months ended June 30, 2024 and 2025, respectively.

All outstanding performance obligations as of June 30, 2025 are expected to be satisfied within 12 months and do not contain a significant financing component.

Income taxes
(i)	Income taxes

The Group accounts for current income taxes in accordance with the laws and regulations of the relevant tax jurisdictions. The charge for taxation is based on the results for the fiscal year as adjusted for items which are non-assessable or disallowed. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.

The Group accounts for income taxes under ASC 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases (“Temporary differences”).

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those Temporary differences are expected to be recovered or settled. Deferred income tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group believes there were no uncertain tax positions and unrecognized tax benefits at December 31, 2024 and June 30, 2025, respectively.

ASC 740 also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group did not recognize any interest and penalties associated with uncertain tax positions for the six months ended June 30, 2024 and 2025, respectively, as there were no uncertain tax positions.

The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($13,959). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.

Segment reporting
(j)	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker(“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280):Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets. This new guidance was effective beginning on this annual report for the year ended December 31, 2024, and applied retrospectively to all prior periods presented. The impact of the adoption of this guidance was not material to the financial position or results of operations, as the requirements impact only segment reporting disclosures in the notes to financial statements.

The Group’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment as defined by ASC 280. The single reportable segment contains revenues derived from Out-of-Home Advertising revenues, Local Life – E-Commerce Promotion revenues, Local Life – Retail Sales revenues and Other Revenues. Although the Group derives revenue mainly from these kinds of services, services provided are essentially similar using the aggregation criteria in ASC 280-10-50-11, therefore, they are reported in a single reportable segment.

The Group does not distinguish between markets or segments for the purpose of internal reporting. As all of the Group’s revenues were generated from customers in China and all of the Group’s long-lived assets are located in the China, no geographical segments are presented. The CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net loss. There is no reconciling items or adjustments between segment loss and net (loss) income as presented in our statements of operations. The CODM does not review assets in evaluating the segment results and therefore such information is not presented.

Recent accounting pronouncements
(k)	Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740)-improvements to Income Tax Disclosures ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group does not expect to adopt ASU No. 2023-09 early and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In March 2024, the FASB issued ASU 2024-01, Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. The amended guidance clarifies how an entity should determine whether a profits interest or similar award is within the scope of Topic 718. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2024, and interim periods within those annual periods, with early adoption permitted. The Group has not early adopted this standard and does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). The amended guidance requires disaggregation of certain expense captions into specified natural expense categories in the disclosures within the notes to the financial statements. In addition, the guidance requires disclosure of selling expenses and its definition. The new guidance is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The guidance can be applied either prospectively or retrospectively. The Group does not expect to adopt ASU No. 2024-03 early and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses for Accounts Receivable and Contract Assets. It applies to entities that use the practical expedient and accounting policy election (if applicable) when estimating expected credit losses on current accounts receivable and/or current contract assets from transactions under Topic 606, including such assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual periods. Early adoption is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.